RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF NAMES AND RELATIONSHIP OF RELATED PARTIES

(a) Names and Relationship of Related Parties:

Existing Relationship with the Company
Panaicia Pty Ltd	Sole director and sole shareholder is one of the shareholders Mr. Wai Yiu Yau.
Prezario UNO Pty Ltd	Sole shareholder is the spouse of one of the shareholders Mr. Wai Yiu Yau.
FC Output Limited	One of the directors and shareholders is one of the shareholders Mr. Wai Yiu Yau.
Mr. Chun Lin Yau	Father of one of the shareholders, Mr. Wai Yiu Yau
Ms. Lai Ching Ng	Mother of one of the shareholders, Mr. Wai Yiu Yau

SCHEDULE OF BALANCES WITH RELATED PARTIES

Accounts payable – related party:	Note	As of
		September 30, 2023	March 31, 2024
Panaicia Pty Ltd	(1)	$-	261,770
Total		$-	261,770

Note:

1	Accounts payable – related party are trade in nature, unsecured and non-interest bearing.

SCHEDULE OF TRADE TRANSACTION

A summary of trade transactions with related parties for six months ended March 31, 2023 and 2024 are listed below:

Freight charges charged by related parties:	For the six months ended March 31,
	2023	2024
Panaicia Pty Ltd	$3,004,054	$2,414,279
Prezario UNO Pty Ltd	383,344	304,749
Total	$3,387,398	$2,719,028

Salaries paid to related parties:	For the six months ended March 31,
	2023	2024
Mr. Wai Yiu Yau	$55,000	$5,000
Ms. San Man Leng	-	5,637
Mr. Ho Chuen Shin	-	5,637
Mr. Fan Cheung	-	5,637
Total	$55,000	$21,911